Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 1,934		$ 1,972	$ 1,764
Tax-exempt income from securities	(220)		(226)	(409)
Foreign operations subject to different tax rates	(158)		(110)	22
Change in tax rate for deferred income taxes	3		425	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period			(92)	(54)
Income attributable to investments in associates and joint ventures	(37)		(39)	(103)
Adjustments in respect of current tax for prior periods	(14)		20	18
Other	6		11	56
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	$ 1,514	[1]	$ 1,961	$ 1,292
Combined Canadian federal and provincial income taxes at the statutory tax rate	26.60%		26.60%	26.60%
Tax-exempt income from securities	(3.00%)		(3.00%)	(6.20%)
Foreign operations subject to different tax rates	(2.20%)		(1.50%)	0.30%
Change in tax rate for deferred income taxes			5.70%
Previously unrecognized tax loss, tax credit or temporary difference for a prior period			(1.20%)	(0.80%)
Income attributable to investments in associates and joint ventures	(0.50%)		(0.50%)	(1.50%)
Adjustments in respect of current tax for prior periods	(0.20%)		0.30%	0.20%
Other	0.10%		0.10%	0.90%
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	20.80%		26.50%	19.50%

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).